Form N-1A Supplement	Dec. 12, 2025
JNL Government Money Market Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Supplement Dated December 12, 2025 To The Prospectus Dated April 28, 2025 JNL® Investors Series Trust